K&L|GATES                        Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                 1601 K Street NW
                                 Washington, DC 20006-1600
                                 T 202.778.9000                 www.klgates.com


                                 Alan C. Porter
                                 202.778.9186 direct dial
                                 202.778.9100 fax
                                 alan.porter@klgates.com


                                     May 2, 2008


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

   Re:   Preliminary Proxy Statement for Morgan Keegan Select Fund, Inc. (File
         ---------------------------------------------------------------------
         No. 811-09079)
         --------------

Ladies and Gentlemen:

      On behalf of Morgan Keegan Select Fund, Inc. (the "Company"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the preliminary proxy statement and the forms of proxy to be used in connection with the special and annual meetings of shareholders of the Company scheduled to be held on July 11, 2008. The proxy materials for these meetings consist of a letter from the president of the Company, the notice of the meetings, the proxy statement, and the forms of proxy.

      We  anticipate  that  definitive  proxy  materials   will   be  mailed  to
shareholders beginning on or after May 12, 2008.

      If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9186, or Mitra Shakeri at (202) 778-9024.



                                     Sincerely,

                                     /s/ Alan C. Porter

                                     Alan C. Porter


Enclosures